Goodwill	12 Months Ended
Dec. 31, 2019
Intangible assets other than goodwill [abstract]
Disclosure of goodwill [text block]
Note 18
Goodwill

The goodwill movement is detailed as follows:

Goodwill
ThCh$
As of January 1, 2018
Historic cost	94,617,474
Book Value	94,617,474

As of December 31, 2018
Additions for business combinations (1)	10,832,577
Other increases (decreases) (2)	21,881,066
Conversion effect	(4,286,216)
Changes	28,427,427
Book Value	123,044,901

As of December 31, 2018
Historic cost	123,044,901
Book Value	123,044,901

As of December 31, 2019
Additions for business combinations (1)	306,691
Other increases (decreases) (2)	9,153,712
Conversion effect	(7,549,866)
Changes	1,910,537
Book Value	124,955,438

As of December 31, 2019
Historic cost	124,955,438
Book Value	124,955,438

(1) See
Note 15 – Business combinations, letter a) and d).
(2) Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”.

For the purpose of impairment testing, goodwill acquired in a business combination is allocated as of the acquisition date to each of the CGUs, or groups of CGUs that is expected to benefit from the business combination synergies. The carrying amount of goodwill assigned to the CGUs within the Company’s segments is detailed as follows:

Segment	Cash Generating Unit	As of December 31, 2019	As of December 31, 2018
	(CGU)	ThCh$	ThCh$
Chile	Embotelladoras Chilenas Unidas S.A.	25,257,686	25,257,686
	Manantial S.A.	8,879,245	8,879,245
	Compañía Pisquera de Chile S.A.	9,808,550	9,808,550
	Los Huemules S.R.L.	5,892	8,679
	Cervecería Kunstmann S.A.	456,007	456,007
	Cervecería Szot SpA. (1)	202,469	-
	Sub-Total	44,609,849	44,410,167
International Business	CCU Argentina S.A. and subsidiaries	26,014,868	24,863,266
	Marzurel S.A., Coralina S.A. and Milotur S.A.	4,422,841	4,839,916
	Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A.	5,214,846	5,236,732
	Bebidas Bolivianas BBO S.A. (2)	12,276,890	11,278,676
	Sub-Total	47,929,445	46,218,590
Wines	Viña San Pedro Tarapacá S.A.	32,416,144	32,416,144
	Sub-Total	32,416,144	32,416,144
Total		124,955,438	123,044,901

(1)

See
Note 15 – Business combinations, letter d)
.
(2)

See
Note 15 – Business combinations, letter a)
.

Goodwill assigned to the CGUs is subject to impairment test on an annually basis or more frequently if there are signs of potential impairment. These signs may include a significant change in the economic environment that could affect the business scenario, new legal provisions, operational performance indicators or the disposal of an important part of a CGU. The impairment loss is recognized for the amount by which the carrying amount of the CGU exceeds its recoverable amount. The recoverable value of each CGU is determined as the highest amount between its value in use and its fair value minus the cost of selling. The management considers that the value in use approach, determined by a discounted cash flow model, is the most reliable method to determine the recoverable values of the CGU.

The following table shows the most relevant inputs for each CGU in where there is a relevant Goodwill and / or intangible assets with indefinite useful life assigned:

	Chile	Argentina	Uruguay	Paraguay	Bolivia

Estimated CAPEX for the year 2020 ThCh$	138,497	39,347	919	827	2,324
Perpetual growth	3.00%	2.20%	3.00%	2.20%	4.50%
Discount rate	6.55%	17.25%	9.31%	10.25%	10.00%

The following describes some considerations applied when determining the corresponding values in use of the CGUs that have Goodwill and / or intangible assets with indefinite useful life assigned:

Projection period: A five-year horizon is considered for all units / brands. An exceptionally longer period of time (no longer than ten years), is considered for those units / brands that require a longer maturation period.

Cash Flow: To determine the value in use, the Company has used cash flow projections in line with the time horizon described above, based on budgets, strategic plans and projections reviewed by management for the same period of time. Given the maturity of our business, these budgets have been historicaly consistent with the results.

Management’s cash flow projection included significant judgements and assumptions relating to perpetual growth rates and discount rates.

Perpetual growth: Although the Company expects a higher volume and price growth in the medium and long term, a nominal growth of 3% has been assumed for the perpetuity in Chilean units, which is a conservative assumption considering the historical capacity and nature of the business where the company operates. In the case of Paraguay and Argentina, a perpetuity rate of 2.2% is used, consistent with the expected long-term growth for these countries. For Bolivia, a perpetuity rate of 4.5% equivalent to long-term inflation is used. In the case of Uruguay, a perpetuity rate of 3.0% is used, which is composed by the average inflation rate of the United States of America mentioned above, plus an 80% of Uruguay's potential GDP growth in the long term (1.0% - 1.1%).

Discount rate: Corresponds to the nominal WACC (Weighted Average Cost of Capital) rate of each country.

According to the sensitivities calculated, the Administration determines that there is no reasonably possible change in the assumptions tested that could cause the carrying amount exceeds the recoverable value. As of December 31, 2019, the Administration has not noted signs of impairment in Goodwill or Intangible assets with indefinite useful lives.